Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock Based Compensation [Abstract]
Summary of Stock Option Activity

	2019			2018
		Weighted			Weighted
		Average	Average		Average	Average
		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	208,700	$22.54		212,725	$20.76
Granted	26,750	36.02		28,900	32.34
Exercised	(32,350)	19.71		(28,275)	18.39
Forfeited	(3,275)	24.31		(4,650)	27.08

Outstanding, end of year	199,825	$24.78	$2,822,470	208,700	$22.54	$2,182,537

Exercisable, end of year	173,075	$23.04	$2,745,430	179,800	$20.97	$2,163,463

Schedule of Fair Value Assumptions

	Years Ended December 31,
	2019	2018
Dividend yield	3.59%	3.72%
Expected life	10 years	10 years
Expected volatility	29.08%	29.10%
Risk-free interest rate	1.92%	2.68%
Weighted average fair value of options granted	$7.61	$7.18

Schedule of Outstanding Stock Options

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	13,200	$16.83	1.0	13,200	$16.83
	18,825	16.65	2.0	18,825	16.65
	23,925	18.03	3.0	23,925	18.03
	1,650	18.36	3.0	1,650	18.36
	3,000	19.30	3.8	3,000	19.30
	20,875	17.93	4.0	20,875	17.93
	8,250	19.39	4.9	8,250	19.39
	11,250	19.03	5.9	11,250	19.03
	16,250	22.37	7.0	16,250	22.37
	29,500	32.81	8.0	29,500	32.81
	26,350	32.34	9.0	26,350	32.34
	26,750	36.02	10.0	-	-

Total	199,825			173,075

Summary of Restricted Stock Activity

	2019		2018
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	34,615	$27.82	30,415	$24.46
Granted	13,100	36.02	13,100	32.34
Vested	(11,520)	25.12	(8,900)	23.00
Forfeited	-	-	-	-
Non-vested at December 31	36,195	$31.65	34,615	$27.82